SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Computer equipment	$ 16,982	$ 16,982	$ 16,982
Less: Accumulated depreciation	14,714	13,667	11,573
Property and equipment, net	$ 2,268	$ 3,315	$ 5,409